PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2021	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	(113)	31	(12)	1,285	1,130	508	2,829
Effect of movements in exchange rates	2	1	-	-	-	7	10
Balance at December 31, 2021	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	73	9	240	1,202	420	1,937	3,881
Effect of movements in exchange rates	8	4	-	-	-	(6)	6
Balance at March 31, 2022	13,119	608	575	15,442	19,033	13,709	62,486

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2021	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	213	107	11	37	1,370	272	2,010
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2021	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	54	39	209	126	317	90	835
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at March 31, 2022	8,910	333	476	5,070	6,984	1,986	23,759

NET BOOK VALUE
At March 31, 2022	4,209	275	99	10,372	12,049	11,723	38,727
At December 31, 2021	4,182	301	68	9,296	11,946	9,882	35,675
At January 1, 2021	4,506	376	91	8,048	12,186	9,639	34,846